Intangible Assets (Details) - Schedule of Changes in the Value of Intangible Assets - Software development - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Gross, beginning balance	$ 378,800	$ 351,309
Acquisitions	44,559	45,067
Disposals and impairment	0	(5,415)
Other	7,508	(12,161)
Gross, ending balance	430,867	378,800
Accumulated amortization, beginning balance	(281,249)	(243,520)
Year’s amortisation	(52,982)	(53,393)
Disposals	0	5,415
Impairment	0	(1,912)
Other changes	(7,967)	12,161
Accumulated amortization, ending balance	$ (342,198)	$ (281,249)